TAXES BASED ON INCOME (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 Y	Dec. 31, 2011
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 118.0	$ 129.8
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Valuation allowance for net operating loss and credit carryforwards	97.2	122.8
Expiring between 2013 and 2015
Net operating loss and tax carryforwards
Tax credit carryforwards	4.5
Expiring between 2016 and 2020
Net operating loss and tax carryforwards
Tax credit carryforwards	85.1
Expiring after 2020
Net operating loss and tax carryforwards
Tax credit carryforwards	19.2
No expiration date
Net operating loss and tax carryforwards
Tax credit carryforwards	9.2
Foreign subsidiaries
Net operating loss and tax carryforwards
Operating loss carryforwards	1,140.0	1,130.0
Number of years it may take for certain indefinite-lived foreign net operating losses to be fully utilized	50
Foreign subsidiaries | Expiring between 2013 and 2016
Net operating loss and tax carryforwards
Operating loss carryforwards	33.5
Foreign subsidiaries | Expiring after 2016
Net operating loss and tax carryforwards
Operating loss carryforwards	107.9
Foreign subsidiaries | No expiration date
Net operating loss and tax carryforwards
Operating loss carryforwards	$ 1,000.0